Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2011
Bank's Regulatory Capital Amounts and Ratios Compared to the Regulatory Requirements

The following is a summary of the Bank’s regulatory capital amounts and ratios compared to the regulatory requirements as of December 31, 2011 and 2010, for classification as a well-capitalized institution and minimum capital (dollars in thousands).

	Actual		Adequacy Purposes		Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Tangible capital to tangible assets	$312,993	13.42%	$34,987	1.50%	NA	NA
Tier I capital (core) (to adjusted total assets)	312,993	13.42	93,298	4.00	116,622	5.00
Total capital (to risk-weighted assets)	330,147	24.71	106,901	8.00	133,627	10.00
As of December 31, 2010:
Tangible capital to tangible assets	$292,981	13.43%	$32,723	1.50%	NA	NA
Tier I capital (core) (to adjusted total assets)	292,981	13.43	87,263	4.00	109,078	5.00
Total capital (to risk-weighted assets)	307,375	27.39	89,751	8.00	112,188	10.00